DESCRIPTION OF THE PLAN - Participation, Contributions and Vesting (Details) - Precision Strip Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025 item
DESCRIPTION OF THE PLAN
Description of plan available	true
Initial Contribution rate	4.00%
Increase in automatic deferral contributions, percent (as a percent)	2.00%
Maximum automatic deferral contributions, percent (as a percent)	10.00%
Employee contribution, percentage (as a percent)	50.00%
Employee discretionary profit sharing contribution, hours requirement (in hours)	1,000
Employee discretionary profit sharing contribution, eligibility service period	1 year
Less than 2
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	0.00%
2
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	20.00%
3
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	40.00%
4
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	60.00%
5
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	80.00%
6 or more
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	100.00%